Fair Value of Financial Instruments and Derivatives Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Schedule of derivatives not designated as hedging instruments
Information on the location and amounts of derivative fair values in the consolidated balance sheets and derivative gains/losses in the consolidated statements of income are shown below:

Derivatives not designated as hedging instruments

		Asset Derivatives Fair Values		Liability Derivatives Fair Values
Type of Contract	Balance sheet location	December 31, 2023	December 31, 2024	December 31, 2023	December 31, 2024
Forward Freight	Derivative assets/ Current assets	$8	$—	$—	$—
Foreign Currency	Derivative assets / Non-current assets	2,669	672	—	—
Bunker Fuel	Derivative liabilities / Current liabilities	—	—	292	—
Forward Freight	Derivative liabilities / Current liabilities	—	—	234	—
Foreign Currency	Derivative liabilities / Non-current liabilities	—	—	—	1,419
	Total Derivatives	$2,677	$672	$526	$1,419

Summary of gain recognized on derivatives

	Amount of Gain/(loss) Recognized on Derivatives Year ended December 31,
	2022	2023	2024
Forward Freight	$7,066	$(1,681)	$(485)
Foreign Currency	862	1,819	(3,380)
Interest Rate Contracts	5,327	338	—
Bunker Fuel Contracts	(4,532)	47	195
Net Gain/(loss) Recognized	$8,723	$523	$(3,670)

Schedule of valuation of company's financial instruments	The following table summarizes the valuation of the Company’s financial instruments as of December 31, 2023 and December 31, 2024.

	Significant Other Observable Inputs (Level 2)
	December 31, 2023	December 31, 2024
Derivative instruments – asset position	$2,677	$672
Derivative instruments – liability position	526	1,419